Leases (Details)	Jun. 30, 2019 Hotel	Dec. 31, 2018 Hotel Entity	Dec. 31, 2017 Hotel Entity
Leases [Abstract]
Property Subject to or Available for Operating Lease, Number of Units		58	59
Capital Leased Assets, Number of Units		4	4
Number Of Consolidated Variable Interest Entities Capital Leases | Entity		2	2
Hotels under operating leases	53
Hotels under finance leases	6
Number of finance leases that were the liabilities of VIEs	2